Pension and Postretirement Expense Level 4 (Details) - Components of Net Pension and Non-pension postretirement Expense (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Pension plan settlement loss	$ 11
United States Pension Plans of US Entity, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	3	3	3
Interest cost	11	10	12
Expected return on assets	(16)	(15)	(16)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0	0
Amortization of net losses	8	11	8
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	(11)
Net expense (benefit)	17	9	7
Foreign Pension Plans, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	14	14	8
Interest cost	17	18	17
Expected return on assets	(14)	(12)	(13)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	1	1
Amortization of net losses	3	10	0
Net expense (benefit)	20	31	13
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	0	0	0
Interest cost	1	0	1
Amortization of prior service cost	0	(2)	(8)
Amortization of net losses	(2)	0	0
Net expense (benefit)	(1)	(2)	(7)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Pension Benefits and Non-Pension Postretirement Benefits Disclosures Table Text Block [Line Items]
Service cost	0	1	1
Interest cost	1	1	0
Amortization of prior service cost	0	0	0
Amortization of net losses	0	0	(1)
Net expense (benefit)	$ 1	$ 2	$ 0